SUPPLEMENTARY CASH FLOW INFORMATION - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Cash at bank	$ 485.8	$ 156.3
Bank short-term deposits	165.4	2.5
Total cash and cash equivalents	651.2	158.8	$ 98.5
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents (Note 16)	651.2	158.8	$ 98.5
Bank short-term deposits	165.4	$ 2.5
MARA Project
Statement of cash flows [abstract]
Bank short-term deposits	55.6
Total cash and cash equivalents	223.1
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents (Note 16)	223.1
Bank short-term deposits	$ 55.6